FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9% (a)
COMMERCIAL SERVICES SECTOR - 20.0%
	Advertising/Marketing Services - 4.3%
1,275,000	Interpublic Group of Cos. Inc.	$41,424,750
	Miscellaneous Commercial Services - 10.0%
315,000	CDK Global Inc.	15,652,350
83,822	Concentrix Corp. *	13,478,578
174,000	FTI Consulting Inc. *	23,770,140
940,000	Genpact Ltd.	42,704,200
		95,605,268
	Personnel Services - 5.7%
160,000	ManpowerGroup Inc.	19,025,600
400,000	Robert Half International Inc.	35,588,000
		54,613,600
CONSUMER DURABLES SECTOR - 1.1%
	Homebuilding - 1.1%
65,000	LGI Homes Inc. *	10,526,100
CONSUMER SERVICES SECTOR - 2.5%
	Other Consumer Services - 2.5%
37,000	Graham Holdings Co.	23,454,300
DISTRIBUTION SERVICES SECTOR - 11.2%
	Electronics Distributors - 3.6%
300,000	Arrow Electronics Inc. *	34,149,000
	Medical Distributors - 5.5%
430,000	Henry Schein Inc. *	31,901,700
387,000	Herbalife Nutrition Ltd. *	20,406,510
		52,308,210
	Wholesale Distributors - 2.1%
225,000	Applied Industrial Technologies Inc.	20,488,500
ELECTRONIC TECHNOLOGY SECTOR - 7.8%
	Aerospace & Defense - 1.5%
67,000	Huntington Ingalls Industries Inc.	14,120,250
	Electronic Components - 6.3%
910,000	nVent Electric PLC	28,428,400
350,000	Plexus Corp. *	31,993,500
		60,421,900
FINANCE SECTOR - 23.3%
	Finance/Rental/Leasing - 6.4%
578,000	FirstCash Inc.	44,182,320
225,000	Ryder System Inc.	16,724,250
		60,906,570
	Investment Banks/Brokers - 4.4%
517,000	Houlihan Lokey Inc. - Cl A	42,285,430
	Life/Health Insurance - 2.7%
165,000	Primerica Inc.	25,268,100
	Multi-Line Insurance - 1.3%
11,000	White Mountains Insurance Group Ltd.	12,628,330
	Real Estate Development - 4.8%
240,000	The Howard Hughes Corp. *	23,390,400
1,150,000	Kennedy-Wilson Holdings Inc.	22,850,500
		46,240,900
	Regional Banks - 3.7%
670,000	Zions Bancorporation N.A.	35,416,200

HEALTH TECHNOLOGY SECTOR - 4.0%
	Medical Specialties - 2.5%
376,813	Dentsply Sirona Inc.	23,837,190
	Pharmaceuticals: Major - 1.5%
500,000	Phibro Animal Health Corp.	14,440,000
PROCESS INDUSTRIES SECTOR - 2.3%
	Industrial Specialties - 2.3%
350,000	Donaldson Co. Inc.	22,235,500
PRODUCER MANUFACTURING SECTOR - 22.6%
	Building Products - 3.2%
150,000	A.O. Smith Corp.	10,809,000
95,000	Armstrong World Industries Inc.	10,189,700
88,000	Simpson Manufacturing Co. Inc.	9,718,720
		30,717,420
	Industrial Machinery - 5.8%
170,000	EnPro Industries Inc.	16,515,500
530,000	Flowserve Corp.	21,369,600
140,000	Woodward Inc.	17,203,200
		55,088,300
	Miscellaneous Manufacturing - 12.1%
170,000	Brady Corp. - Cl A	9,526,800
287,000	Carlisle Cos. Inc.	54,926,060
145,000	LCI Industries	19,055,900
1,045,000	TriMas Corp. *	31,694,850
		115,203,610
	Trucks/Construction/Farm Machinery - 1.5%
530,000	Trinity Industries Inc.	14,251,700
TECHNOLOGY SERVICES SECTOR - 3.1%
	Information Technology Services - 3.1%
292,000	Insight Enterprises Inc. *	29,202,920
	Total common stocks (cost $622,096,866)	934,834,048

Principal Amount
SHORT-TERM INVESTMENTS - 2.1% (a)
	Bank Deposit Account - 2.1%
$19,913,547	U.S. Bank N.A., 0.006% ^	19,913,547
	Total short-term investments (cost $19,913,547)	19,913,547
	Total investments - 100.0% (cost $642,010,413)	954,747,595

	Other assets, less liabilities - 0.0% (a)	497,552
	TOTAL NET ASSETS - 100.0%	$955,245,147

*	Non-income producing security.
^	The rate shown is as of June 30, 2021.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2021, based on the inputs used to value them:
Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$934,834,048
Level 1 - Bank Deposit Account	19,913,547
Total Level 1	954,747,595
Level 2 -	---
Level 3 -	---
Total Assets	954,747,595
Total	$954,747,595

See the Schedule of Investments for investments detailed by industry classifications.